TAXATION - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued expenses	¥ 1,044	¥ 893
Loss carry forwards	1,406	1,646
Accrued liability for customer reward related programs	177	56
Accrued staff related expenses	395	42
Others	476	200
Less: valuation allowance of deferred tax assets	(922)	(1,513)	¥ (892)	¥ (589)
Total deferred tax assets	2,576	1,324
Deferred tax liabilities
Recognition of intangible assets arise from business combinations and unrealized holding gain	(3,350)	(3,487)
Withholding tax on undistributed earnings	(475)	0
Net deferred tax liabilities	¥ (1,249)	¥ (2,163)